CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net income	$ 9,889,537	$ 15,627,834	$ 17,994,036
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	6,055,225	5,810,159	5,643,350
Amortization	1,105,087	409,920	354,212
Stock-based compensation	1,364,280	1,166,656	1,175,757
Impairment charge	13,500,000	8,140,000	0
Gain on extinguishment of debt	(2,360,231)	0	0
Gain on sale of assets	(110,212)	(4,737,968)	0
(Increase) decrease in accounts receivable	528,448	656,707	(1,022,034)
(Increase) decrease in other assets	8,072	(114,467)	69,172
(Decrease) increase in accounts payable	1,951,420	(101,367)	267,275
Decrease in deferred revenue	(6,951,591)	(689,550)	(689,550)
Increase (decrease) in accrued interest	513,041	(39,858)	(239,784)
Increase (decrease) in tenant deposits	3,873	(16,883)	27,208
Net Cash Provided By Operating Activities	25,496,949	26,111,183	23,579,642
Cash Flows from Investing Activities
Acquisition of real estate investments (including capitalized interest of $319,235 in 2010 and $220,782 in 2009)	(28,596,303)	(38,821,775)	(8,748,856)
Payment of lease intangibles costs	(8,517,310)	(8,202,727)	0
Payment of leasing costs	(197,259)	(368,167)	(118,296)
Net proceeds from sale of assets	8,058,520	14,204,502	0
Net Cash Used in Investing Activities	(29,252,352)	(33,188,167)	(8,867,152)
Cash Flows from Financing Activities
Proceeds from common stock offering	0	31,072,752	0
Mortgage proceeds	0	0	11,358,000
Line-of-credit borrowings	119,244,291	46,896,908	26,499,142
Line of credit payments	(91,180,647)	(47,516,654)	(30,444,142)
Dividends and limited partners' distributions paid	(17,398,132)	(19,053,815)	(17,129,368)
Payments of mortgages payable	(4,229,352)	(4,026,022)	(3,428,895)
Payments of payables for capital expenditures	(286,078)	(352,430)	(850,225)
Payments for financing costs	(985,297)	(39,149)	(697,004)
Net Cash Used in Financing Activities	5,164,785	6,981,590	(14,692,492)
Net Increase (Decrease) in Cash and Cash Equivalents	1,409,382	(95,394)	19,998
Cash and Cash Equivalents, beginning of year	593,281	688,675	668,677
Cash and Cash Equivalents, end of year	2,002,663	593,281	688,675
Supplemental Disclosure of Cash Flow Information
Cash paid for interest (net of amounts capitalized)	4,458,292	4,487,923	4,590,239
Supplemental Disclosure of Non-Cash Transactions
Dividends and limited partners' distributions declared and unpaid	4,070,690	5,145,740	4,354,163
Conversion of OP Units	0	0	2,398,186
Shares issued under Stock Incentive Plan	2,312,056	2,068,866	1,159,316
Real estate acquisitions financed with debt assumption	3,403,603	0	0
Real estate investments financed with accounts payable	$ 424,321	$ 286,078	$ 352,430